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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number    811-21260
                                   ---------------------------------------------

                           CM Advisers Family of Funds
  ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

     805 Las Cimas Parkway, Suite  430             Austin, Texas     94596
  ------------------------------------------------------------------------------
           (Address of principal executive offices)                (Zip code)

                              John F. Splain, Esq.

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (512) 329-0050
                                                     ---------------------------

Date of fiscal year end:     February 28, 2007
                         ---------------------------------------------

Date of reporting period:    November 30, 2006
                          --------------------------------------------

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

CM ADVISERS FUND
PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2006 (UNAUDITED)
================================================================================
  SHARES   COMMON STOCKS -  84.4%                                     VALUE
--------------------------------------------------------------------------------
           AEROSPACE/DEFENSE - 0.2%
   25,340  Kaman Corporation                                      $     585,861
                                                                 ---------------

           APPAREL - 1.0%
   79,000  Kellwood Company                                           2,468,750
                                                                  -------------

           BEVERAGES - 5.5%
  139,635  Anheuser-Busch Companies, Inc.                             6,634,059
  155,520  Coca-Cola Company (The)                                    7,283,002
                                                                 ---------------
                                                                     13,917,061
                                                                 ---------------
           CHEMICALS - 2.0%
  109,125  E.I. Du Pont de Nemours & Company                          5,121,236
                                                                 ---------------

           COMMERCIAL SERVICES - 2.0%
  148,062  CDI Corporation                                            3,854,054
   67,515  Clark, Inc.                                                1,107,246
    4,800  CPI Corporation                                              200,592
                                                                 ---------------
                                                                      5,161,892
                                                                 ---------------
           COMPUTERS - 7.6%
  286,600  Hutchinson Technology, Inc. *                              6,829,678
   66,875  Imation Corporation                                        3,096,981
    7,340  Maxwell Technologies, Inc. *                                 103,934
  356,665  Seagate Technology                                         9,187,690
                                                                 ---------------
                                                                     19,218,283
                                                                 ---------------
           COSMETICS/PERSONAL CARE - 3.9%
   99,875  Colgate-Palmolive Company                                  6,496,869
   81,075  Estee Lauder Companies, Inc. (The)                         3,347,587
                                                                 ---------------
                                                                      9,844,456
                                                                 ---------------
           DISTRIBUTORS/WHOLESALE - 4.3%
   51,850  CDW Corporation                                            3,655,425
  439,630  Handleman Company                                          3,468,681
   52,175  W.W. Grainger, Inc.                                        3,775,383
                                                                 ---------------
                                                                     10,899,489
                                                                 ---------------
           DIVERSIFIED FINANCIAL SERVICES - 1.9%
  319,495  W.P. Stewart & Company Ltd.                                4,952,172
                                                                 ---------------

           ELECTRONICS - 1.0%
  120,926  Paxar Corporation *                                        2,581,770
                                                                 ---------------

CM ADVISERS FUND
PORTFOLIO OF INVESTMENTS (Continued)
================================================================================
  SHARES   COMMON STOCKS -  84.4% (Continued)                         VALUE
--------------------------------------------------------------------------------
           FOOD - 1.1%
   50,300  General Mills, Inc.                                    $   2,814,285
                                                                 ---------------

           HOME FURNISHINGS - 0.4%
   98,100  La-Z-Boy, Inc.                                             1,155,618
                                                                 ---------------

           HOUSEHOLD PRODUCTS/WARES - 8.2%
   95,275  Avery Dennison Corporation                                 6,428,204
  221,789  Fossil, Inc. *                                             4,662,005
  146,850  Kimberly-Clark Corporation                                 9,761,119
                                                                 ---------------
                                                                     20,851,328
                                                                 ---------------
           HOUSEWARES - 2.0%
  176,675  Newell Rubbermaid, Inc.                                    5,033,471
                                                                 ---------------

           INSURANCE - 4.2%
  339,912  Marsh & McLennan Companies, Inc.                          10,680,035
                                                                 ---------------

           MACHINERY - DIVERSIFIED - 3.4%
  275,200  Briggs & Stratton Corporation                              7,455,168
   28,475  Robbins & Myers, Inc.                                      1,218,445
                                                                 ---------------
                                                                      8,673,613
                                                                 ---------------
           MEDIA - 7.4%
  211,640  Dow Jones & Company, Inc.                                  7,638,088
  182,800  Gannett Company, Inc.                                     10,880,256
   21,475  Reader's Digest Association, Inc.                            359,706
                                                                 ---------------
                                                                     18,878,050
                                                                 ---------------
           MINING - 1.7%
  356,200  USEC, Inc.                                                 4,438,252
                                                                 ---------------

           MISCELLANEOUS MANUFACTURING - 7.6%
  155,310  3M Company                                                12,651,553
    7,930  Eastman Kodak Company                                        206,339
  100,425  Illinois Tool Works, Inc.                                  4,740,060
   68,420  Leggett & Platt, Inc.                                      1,627,028
                                                                 ---------------
                                                                     19,224,980
                                                                 ---------------
           PHARMACEUTICALS - 4.7%
  436,865  Pfizer, Inc.                                              12,009,419
                                                                 ---------------

CM ADVISERS FUND
PORTFOLIO OF INVESTMENTS (Continued)
================================================================================
  SHARES   COMMON STOCKS -  84.4% (Continued)                         VALUE
--------------------------------------------------------------------------------
           RETAIL - 6.4%
  205,690  Talbots, Inc. (The)                                    $   5,125,795
  240,455  Wal-Mart Stores, Inc.                                     11,084,975
                                                                 ---------------
                                                                     16,210,770
                                                                 ---------------
           SOFTWARE - 7.3%
  632,240  Microsoft Corporation                                     18,543,599
                                                                 ---------------

           TEXTILES - 0.6%
  103,091  Dixie Group, Inc. (The) *                                  1,433,996
                                                                 ---------------

           TOTAL COMMON STOCKS (Cost $193,984,127)                $ 214,698,386
                                                                 ---------------

================================================================================
  PAR VALUE  U.S. GOVERNMENT OBLIGATIONS - 9.8%                       VALUE
--------------------------------------------------------------------------------
$73,105,000  U.S. Treasury Strip, 6.25%, due 05/15/2030
             (Cost $22,971,095)                                   $  24,928,001
                                                                 ---------------

================================================================================
    SHARES   MONEY MARKET FUNDS - 5.8%                                VALUE
--------------------------------------------------------------------------------
 14,782,782  Evergreen Institutional Treasury Money Market Fund
              (Cost $14,782,782)                                  $  14,782,782
                                                                 ---------------

             TOTAL INVESTMENTS AT VALUE - 100.0%
              (Cost $231,738,004)                                  $254,409,169

             LIABILITIES IN EXCESS OF OTHER ASSETS - (0.0%)             (92,359)
                                                                 ---------------

             NET ASSETS - 100.0%                                  $ 254,316,810
                                                                 ===============

*  Non-income producing security


See accompanying notes to portfolio of investments.

CM ADVISERS FIXED INCOME FUND
PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2006 (UNAUDITED)
================================================================================
  PAR VALUE  U.S. GOVERNMENT OBLIGATIONS - 86.8%                      VALUE
--------------------------------------------------------------------------------
$ 7,265,000  U.S. Treasury Strip, 6.25%, due 05/15/2030
              (Cost $2,258,654)                                     $ 2,477,285
                                                                 ---------------

================================================================================
  SHARES     MONEY MARKET FUNDS - 13.2%                              VALUE
--------------------------------------------------------------------------------
    375,543  Evergreen Institutional Treasury Money Market Fund
              (Cost $375,543)                                       $   375,543
                                                                 ---------------

             TOTAL INVESTMENTS AT VALUE - 100.0%
              (Cost $2,634,197)                                     $ 2,852,828
                                                                 ---------------

             LIABILITIES IN EXCESS OF OTHER ASSETS - (0.0%)                (238)
                                                                 ---------------

             NET ASSETS - 100.0%                                    $ 2,852,590
                                                                 ===============

See accompanying notes to portfolio of investments.

CM ADVISERS FAMILY OF FUNDS
NOTES TO PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2006 (UNAUDITED)



1. SECURITIES VALUATION

The investments of the CM Advisers Fund and the CM Advisers Fixed Income Fund (the "Funds") are carried at market value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded on NASDAQ are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available (e.g., if the exchange on which the portfolio security is principally traded closes early or if trading of the particular portfolio security is halted during the day and does not resume prior to the Funds' net asset value calculation) or which cannot be accurately valued using the Funds' normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Board of Trustees. A portfolio security's "fair value" may differ from the price next available for that portfolio security using the Funds' normal pricing procedures. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.


2. INVESTMENT TRANSACTIONS

Security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.


3. FEDERAL INCOME TAX

The following information is computed on a tax basis for each item as of November 30, 2006:

                                                               CM Advisers
                                         CM Advisers           Fixed Income
                                             Fund                  Fund
                                     ------------------     -----------------

Cost of portfolio investments         $   231,738,004        $     2,634,197
                                     ==================     =================

Gross unrealized appreciation         $    25,397,296        $       281,631
Gross unrealized depreciation              (2,726,131)                    --
                                     ------------------     -----------------

Net unrealized appreciation           $    22,671,165        $       281,631
                                     ==================     =================

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.


(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   CM Advisers Family of Funds
             ------------------------------------------------------------



By (Signature and Title)*      /s/ Arnold Van Den Berg
                             --------------------------------------------
                             Arnold Van Den Berg, Chairman and President


Date     January 25, 2007
     --------------------------------



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By (Signature and Title)*      /s/ Arnold Van Den Berg
                             -------------------------------------------
                             Arnold Van Den Berg, Chairman and President


Date     January 25, 2007
     --------------------------------



By (Signature and Title)*      /s/ James D. Brilliant
                             --------------------------------------------
                             James D. Brilliant, Treasurer


Date     January 25, 2007
     --------------------------------



* Print the name and title of each signing officer under his or her signature.